Stockholder's Equity	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Stockholder's Equity

12.	Stockholder’s Equity

	Convertible Series A						Total Eastside Distilling, Inc.
	Preferred Stock		Common Stock		Paid-in	Accumulated	Stockholders'	Noncontrolling	Total
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity	interests	Equity
Balance, December 31, 2016	300	$245,838	2,542,504	$254	$13,699,785	$(12,813,044)	$1,132,833	$-	$1,132,833
Issuance of common stock	-	-	15,001	1	58,499	-	58,500	-	58,500
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants	-	-	400,019	40	1,553,927	-	1,553,967	-	1,553,967
Issuance of common stock from warrant exercise for cash	-	-	40,834	4	159,246	-	159,250	-	159,250
Issuance of common stock for services by third parties	-	-	70,131	7	305,293	-	305,300	-	305,300
Issuance of common stock for services by employees	-	-	26,407	3	129,417	-	129,420	-	129,420
Stock option exercises	-	-	9,260	1	49,999	-	50,000	-	50,000
Stock-based compensation	-	-	-	-	279,322	-	279,322	-	279,322
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580	-	-	86,667	9	371,411	-	371,420	-	371,420
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400	-	-	28,096	3	120,455	-	120,458	14,984	135,442
Shares issued for payoff of long-term notes	-	-	22,436	2	87,498	-	87,500	-	87,500
Cumulative dividend on Series A preferred	-	5,037	-	-	-	(5,037)	-	-	-
Common shares issued for preferred conversion	(300)	(250,875)	100,001	10	235,865	-	(15,000)	-	(15,000)
Adjustment of shares for reverse stock-split	-	-	331	-	-	-	-	-	-
Net loss attributable to noncontrolling interests	-	-	-	-	-	-	-	(1,475)	(1,475)
Net loss attributable to common shareholders	-	-	-	-	-	(2,189,469)	(2,189,469)	-	(2,189,469)
Balance, June 30, 2017	-	$-	3,341,687	$334	$17,050,717	$(15,007,550)	$2,043,501	$13,509	$2,057,010

Reverse Stock Splits

All shares related and per share information in these financial statements has been adjusted to give effect to the 20-for-1 reverse stock split of the Company’s common stock effected on October 18, 2016, and the 3-for-1 reverse stock split of the Company’s common stock effected on June 15, 2017.

Issuance of Common Stock

From January 4, 2017 to January 22, 2017, the Company sold 15,001 shares of common stock to accredited investors at a price of $3.90 per share for aggregate cash proceeds of $58,500.

From March 31, 2017 to June 2, 2017, the Company issued 400,019 shares of its common stock for aggregate cash proceeds of $1,560,000, including 400,019 warrants for common stock.

From January 15, 2017 through February 16, 2017, the Company received warrant exercises and common stock subscriptions for 40,834 shares for aggregate cash proceeds of $159,250.

In March 2017, the Company issued 19,796 shares of common stock to four third-party consultants in exchange for services rendered.

In March 2017, the Company issued 575 shares of common stock to employees for stock-based compensation of $2,517.

On March 8, 2017, the Company completed the acquisition of MotherLode Craft Distillery, LLC (“MotherLode”), a Portland, Oregon based provider of bottling services and production support to craft distilleries. We issued 86,667 shares of common stock to the owners of MotherLode as consideration for the acquisition. Based on the closing share price of our common stock of $4.35 on March 8, 2017, the value of the transaction was $377,000. Issuance costs incurred were $5,580.

In March 2017, the Company issued 22,436 shares of its common stock upon conversion of 8% convertible promissory notes with an aggregate principal amount converted of $87,500.

In March 2017, the Company issued 83,334 shares of its common stock upon conversion of 250 shares of preferred stock.

In April 2017, the Company issued 16,667 shares of its common stock upon conversion of 50 shares of preferred stock.

In April 2017, the Company approved a restricted stock unit grant of 33,334 shares of common stock to the Company’s Chief Executive Officer, Grover Wickersham, that vested on April 5, 2017, of which 10,218 shares were not issued in order to satisfy Mr. Wickersham’s personal tax withholding responsibility.

In April 2017, the Company issued 50,335 shares of common stock to three third-party consultants in exchange for services rendered.

In April 2017, the independent directors, Messrs. Trent Davis and Michael Fleming, respectively, each exercised 4,630 stock options to purchase common stock at $5.40 per share.

In May 2017, the Company completed the acquisition of a majority stake in Big Bottom Distilling, LLC (“BBD”), a Hillsboro, Oregon-based distiller of super premium spirits. We issued 28,096 shares of common stock to the owners of BBD as consideration for 90% of the BBD LLC units. Based on the closing share price of our common stock of $4.80 on May 1, 2017, the value of the transaction was $134,858. Issuance costs incurred were $14,400

In June 2017, the Company issued 2,716 shares of common stock to employees for stock-based compensation of $15,943, all of which were fully vested upon issuance.

Issuance of Convertible Preferred Stock

From April 4, 2016 to June 17, 2016, the Company sold 972 shares of its series A convertible preferred stock (“Series A Preferred”) for an aggregate purchase price of $972,000, of which (i) 499 Units were purchased for $499,000 in cash (ii) 423 Units were purchased by certain of our officers in consideration of $423,000 accrued and unpaid salary and (iii) 50 Units were purchased in consideration of cancellation of $50,000 of outstanding indebtedness net of issuance costs of $69,528.

Each share of Series A Convertible Preferred has a stated value of $1,000, which is convertible into shares of the Company’s common stock at a fixed conversion price equal to $4.50 per share. The Series A Convertible Preferred accrue dividends at a rate of 8% per annum, cumulative. Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of common stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For “in-kind” dividends, holders will receive that number of shares of common stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.

In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.

For all matters submitted to a vote of the Company’s stockholders, the holders of the Series A Preferred as a class shall have an aggregate number of votes equal to the product of (x) the number of shares of Common Stock (rounded to the nearest whole number) into which the total shares of Series A Preferred Stock issued under the Series A Certificate of Designation on such date of determination are convertible multiplied by (y) 2.5 (the “Total Series A Votes”), with each holder of Series A Preferred entitled to vote its pro rata portion of the Total Series A Votes. Holders of Common Stock do not have cumulative voting rights. In addition, the holders of Series A Preferred shall vote separately a class to change any of the rights, preferences and privileges of the Series A Preferred.

As of June 30, 2017, the Company has zero shares of preferred stock outstanding.

Stock-Based Compensation

On September 8, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”). The total number of shares available for the grant of either stock options or compensation stock under the 2016 Plan is 166,667 shares, subject to adjustment. On January 1, 2017, the number of shares available for grant under the 2016 Plan reset to 289,709 shares, equal to 8% of the number of outstanding shares of the Company’s capital stock, calculated on an as-converted basis, on December 31 of the preceding calendar year. In May 2017, the Board of Directors approved an amendment to the 2016 Plan to increase the number of shares of common stock reserved thereunder to a new total of 389,709 shares, contingent upon stockholder adoption and approval of this amendment at the next annual meeting of stockholders. The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant. At June 30, 2017, there were 287,516 options and 61,388 restricted stock units (“RSUs”) issued under the 2016 Plan, with vesting schedules varying between immediate and five (5) years from the grant date.

On January 29, 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”). The total number of shares available for the grant of either stock options or compensation stock under the 2015 Plan is 50,000 shares, subject to adjustment. The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company’s common stock on the date of grant. At June 30, 2017, there were 14,584 options issued under the 2015 Plan outstanding, which options vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.

The Company also issues, from time to time, options which are not issued under or subject to a formal option plan. At June 30, 2017, there were 16,667 options outstanding that were not issued under the 2015 Plan or the 2016 Plan.

A summary of all stock option activity at and for the three months ended June 30, 2017 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2016	173,750		$9.24
Options granted	145,000	(1)	4.74
Options exercised	(9,260)		5.40
Options canceled	-		-
Outstanding at June 30, 2017	309,490		$7.25

Exercisable at June 30, 2017	112,250		$10.76

(1) options granted under 2016 Plan;

The aggregate intrinsic value of options outstanding at June 30, 2017 was $231,500.

At June 30, 2017, there were 197,240 unvested options with an aggregate grant date fair value of $663,100. The unvested options will vest in accordance with the vesting schedule in each respective option agreement, which varies between immediate and five (5) years from the grant date. The aggregate intrinsic value of unvested options at June 30, 2017 was $184,403. During the six months ended June 30, 2017, 73,186 options became vested.

The Company uses the Black-Scholes valuation model to measure the grant-date fair value of stock options. The grant-date fair value of stock options issued to employees is recognized on a straight-line basis over the requisite service period. Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest. To determine the fair value of stock options using the Black-Scholes valuation model, the calculation takes into consideration the effect of the following:

●	Exercise price of the option
●	Fair value of the Company’s common stock on the date of grant
●	Expected term of the option
●	Expected volatility over the expected term of the option
●	Risk-free interest rate for the expected term of the option

The calculation includes several assumptions that require management’s judgment. The expected term of the options is calculated using the simplified method described in GAAP. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is derived from volatility calculated using historical closing prices of common shares of similar entities whose share prices are publicly available for the expected term of the options. The risk-free interest rate is based on the U.S. Treasury constant maturities in effect at the time of grant for the expected term of the options.

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the six months ended June 30, 2017:

Risk-free interest rate	1.56%
Expected term (in years)	6.96
Dividend yield	-
Expected volatility	75%

The weighted-average grant-date fair value per share of stock options granted during the six months ended June 30, 2017 was $3.29. The aggregate grant date fair value of the 145,000 options granted during the six months ended June 30, 2017 was $476,965.

For the six months ended June 30, 2017 and 2016, total stock option expense related to stock options was $279,322 and $157,408 respectively. At June 30, 2017, the total compensation cost related to stock options not yet recognized is approximately $650,722, which is expected to be recognized over a weighted-average period of approximately 3.24 years.

Warrants

During the six months ended June 30, 2017, the Company issued 400,019 detachable warrants in connection with the purchase of 400,019 shares of common stock. The Company has determined the warrants should be classified as equity on the condensed consolidated balance sheet as of June 30, 2017. The estimated fair value of the warrants at issuance was $782,837, based on the Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.50%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.00

A total of 40,834 warrants were exercised during the six months ended June 30, 2017 for cash proceeds of $159,250.

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$0

Six months ended June 30, 2017:
Granted	400,019	3.00 years	$7.50	$0
Exercised	(40,834)	2.00 years	$3.90
Forfeited and cancelled	(74,873)	2.00 years	$6.00	-

Outstanding at June 30, 2017	1,131,077	2.51 years	$6.88	$0